Securities Sold under Agreements to Repurchase (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Securities Financing Transaction [Line Items]
Balance at Ending of Year	$ 917.3	$ 699.8
Average Balance During the Year	594.3	448.2
Average Interest Rate Paid During the Year	0.07%	0.08%
Maximum Month-End Balance During the Year	$ 917.3	$ 699.8